SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash balances financial institutions in excess of federally insured			$ 250,000
Potentially issuable shares of common stock upon the exercise of stock options	1,632,000	1,200,000	1,632,000
Potentially issuable shares of common stock upon the exercise of warrants	1,046,675	903,611	903,611	864,668